Leases (Details) - Schedule of Right-of-Use Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance beginning	$ 16,539	$ 4,491
Acquisition through business combinations		627
Depreciation	4,572	3,570
Disposals	339	153
Additions	929	14,738
Remeasurement	(536)	459
Effect of changes in exchange rates	51	(53)
Balance ending	12,072	16,539
Buildings [Member]
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance beginning	16,201	4,192
Acquisition through business combinations		627
Depreciation	4,316	3,349
Disposals	293	95
Additions	613	14,419
Remeasurement	(536)	459
Effect of changes in exchange rates	44	(52)
Balance ending	11,713	16,201
Vehicles [Member]
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance beginning	338	299
Acquisition through business combinations
Depreciation	256	221
Disposals	46	58
Additions	316	319
Remeasurement
Effect of changes in exchange rates	7	(1)
Balance ending	$ 359	$ 338